Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	4.82962%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,790,624.60

Principal:
Principal Collections	$20,921,402.02
Prepayments in Full	$10,647,546.77
Liquidation Proceeds	$410,544.62
Recoveries	$72,876.10
Sub Total	$32,052,369.51
Collections	$34,842,994.11

Purchase Amounts:
Purchase Amounts Related to Principal	$420,010.88
Purchase Amounts Related to Interest	$2,621.41
Sub Total	$422,632.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,265,626.40

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	26
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,265,626.40
Servicing Fee	$533,838.89	$533,838.89	$0.00	$0.00	$34,731,787.51
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,731,787.51
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$34,731,787.51
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$34,731,787.51
Interest - Class A-3 Notes	$1,782,891.22	$1,782,891.22	$0.00	$0.00	$32,948,896.29
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$32,649,512.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,649,512.96
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$32,430,217.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,430,217.29
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$32,279,806.37
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,279,806.37
Regular Principal Payment	$29,923,689.88	$29,923,689.88	$0.00	$0.00	$2,356,116.49
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,356,116.49
Residual Released to Depositor	$0.00	$2,356,116.49	$0.00	$0.00	$0.00
Total		$35,265,626.40

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,923,689.88
Total					$29,923,689.88

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,923,689.88	$62.47	$1,782,891.22	$3.72	$31,706,581.10	$66.19
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$29,923,689.88	$18.95	$2,451,981.14	$1.55	$32,375,671.02	$20.50

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$409,076,378.50	0.8540217	$379,152,688.62	0.7915505
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$559,016,378.50	0.3540454	$529,092,688.62	0.3350936

Pool Information
Weighted Average APR	5.318%	5.355%
Weighted Average Remaining Term	37.81	37.14
Number of Receivables Outstanding	27,180	26,339
Pool Balance	$640,606,662.36	$607,690,882.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$596,257,041.38	$565,839,614.80
Pool Factor	0.3725799	0.3534359

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$41,851,267.94
Targeted Overcollateralization Amount	$78,598,194.12
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$78,598,194.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		79	$516,275.33
(Recoveries)		93	$72,876.10
Net Loss for Current Collection Period			$443,399.23
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8306%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8526%
Second Prior Collection Period			0.4657%
Prior Collection Period			1.1330%
Current Collection Period			0.8525%
Four Month Average (Current and Prior Three Collection Periods)			0.8260%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,096	$13,187,580.14
(Cumulative Recoveries)			$1,916,962.88
Cumulative Net Loss for All Collection Periods			$11,270,617.26
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6555%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,291.78
Average Net Loss for Receivables that have experienced a Realized Loss			$5,377.20

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.48%	254	$8,998,790.71
61-90 Days Delinquent	0.32%	54	$1,940,485.90
91-120 Days Delinquent	0.03%	8	$209,681.45
Over 120 Days Delinquent	0.17%	21	$1,013,593.37
Total Delinquent Receivables	2.00%	337	$12,162,551.43

Repossession Inventory:
Repossessed in the Current Collection Period		28	$1,127,079.71
Total Repossessed Inventory		38	$1,502,263.16

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2396%
Prior Collection Period			0.3274%
Current Collection Period			0.3151%
Three Month Average			0.2941%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5206%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	26

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	117	$4,134,197.82
2 Months Extended	163	$5,582,518.65
3+ Months Extended	28	$1,003,002.05

Total Receivables Extended	308	$10,719,718.52
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer